Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
(a)
Cayman Islands — 0.2%
(b)
ACREC LLC, Series 2026-FL4, Class
A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.13%,
01/18/43 ................. USD 1,830 $ 1,824,584
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 5.36%,
05/17/41 ................. 466 465,528
PFP Ltd., Series 2026-13, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.18%, 08/18/43 . 802 801,996
3,092,108
United States — 3.2%
AMSR Trust
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,493,508
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,834,257
Enterprise Fleet Financing LLC, Series
2025-4, Class A4, 4.28%, 06/20/32 782 776,841
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 899 892,276
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,936,528
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,837 3,770,113
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,591 3,331,892
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 701 656,244
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,914,161
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 663 635,408
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,803,874
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,943,049
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,315,628
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,835,205
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,949,308
Series 2026-SFR1, Class E, 4.10%,
02/17/43 ............... 700 646,276
QTS Issuer ABS II LLC
Series 2026-1A, Class A2, 5.36%,
01/05/56 ............... 758 740,803
Series 2026-3A, Class A2, 6.16%,
01/05/56 ............... 895 879,017
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,987,279
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,832,360
Security
Par (000)
Par (000) Value
United States (continued)
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 USD 3,500 $ 3,471,114
55,645,141
Total Asset-Backed Securities — 3.4%
(Cost: $ 60,453,985 ) .............................. 58,737,249
Shares
Shares
Common Stocks
China — 0.0%
(c)
Sunac China Holdings Ltd. ....... 23,520 3,195
Yuzhou Group Holdings Co. Ltd. ... 26,070 529
3,724
Total Common Stocks — 0.0%
(Cost: $ 4,111 ) .................................. 3,724
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.0%
Mineral Resources Ltd. , 9.25% ,
10/01/28
(a)
................ 100 103,612
Canada — 0.1%
(a)
1011778 BC ULC
3.88% , 01/15/28 ............ 100 97,748
4.00% , 10/15/30 ............ 100 93,993
Bombardier, Inc. , 8.75% , 11/15/30 .. 100 106,354
Garda World Security Corp. , 8.38% ,
11/15/32 .................. 100 100,068
NOVA Chemicals Corp. , 7.00% ,
12/01/31 ................. 100 105,848
Open Text Corp. , 3.88% , 02/15/28 .. 100 96,286
600,297
China — 0.0%
(d)
China Aoyuan Group Ltd. , 6.20% ,
03/24/26
(c) (e)
............... 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88% , 01/09/25
(c) (e)
......... 345 3,881
Sunac China Holdings Ltd.
6.00% , 09/30/26 ............ 51 7,748
6.25% , 09/30/26 ............ 51 7,449
6.50% , 09/30/27 ............ 103 14,933
6.75% , 09/30/28 ............ 155 22,841
7.00% , 09/30/29 ............ 155 22,508
7.25% , 09/30/30 ............ 73 10,598
98,133
France — 0.0%
Maya SAS , 7.00% , 04/15/32
(a)
..... 200 200,240
Germany — 0.0%
ZF North America Capital, Inc. , 6.88% ,
04/23/32
(a)
................ 200 190,021
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63% ,
07/17/27
(d)
................ 545 539,904
Ireland — 0.0%
GGAM Finance Ltd. , 8.00% , 02/15/27
(a)
100 100,920

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.0%
Teva Pharmaceutical Finance
Netherlands III BV , 8.13% , 09/15/31 USD 200 $ 222,750
Japan — 0.0%
(a)
Nissan Motor Co. Ltd. , 7.50% , 07/17/30 300 302,294
Rakuten Group, Inc. , 9.75% , 04/15/29 200 213,119
515,413
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85% ,
01/27/28
(d)
................ 545 521,407
MGM China Holdings Ltd. , 4.75% ,
02/01/27
(d)
................ 545 539,207
Studio City Finance Ltd. , 5.00% ,
01/15/29
(a)
................ 545 510,866
1,571,480
Netherlands — 0.0%
Trivium Packaging Finance BV ,
12.25% , 01/15/31
(a)
.......... 200 216,542
United Kingdom — 0.0%
(a)
Connect Finco SARL , 9.00% , 09/15/29 200 210,108
Virgin Media Secured Finance plc ,
5.50% , 05/15/29 ............ 200 191,816
401,924
United States — 1.3%
Acadia Healthcare Co., Inc. , 7.38% ,
03/15/33
(a)
................ 100 102,382
Acrisure LLC , 4.25% , 02/15/29
(a)
.... 100 94,384
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ 100 101,280
Aethon United BR LP , 7.50% ,
10/01/29
(a)
................ 100 104,297
Albertsons Cos., Inc.
(a)
3.50% , 03/15/29 ............ 100 95,394
5.63% , 03/31/32 ............ 100 98,452
Alcoa Nederland Holding BV , 4.13% ,
03/31/29
(a)
................ 200 194,429
Alliant Holdings Intermediate LLC ,
7.38% , 10/01/32
(a)
........... 200 198,090
Allied Universal Holdco LLC , 6.00% ,
06/01/29
(a)
................ 200 193,255
Alpha Generation LLC , 6.25% ,
01/15/34
(a)
................ 100 98,234
AMC Networks, Inc. , 10.50% ,
07/15/32
(a)
................ 100 98,692
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ 100 99,453
American Axle & Manufacturing, Inc. ,
7.75% , 10/15/33
(a)
........... 100 97,350
AmeriGas Partners LP , 9.50% ,
06/01/30
(a)
................ 100 105,942
APLD ComputeCo LLC , 9.25% ,
12/15/30
(a)
................ 100 103,032
Ardagh Group SA , 9.50% , 12/01/30
(a)
100 104,856
Ardagh Metal Packaging Finance USA
LLC , 4.00% , 09/01/29
(a)
....... 200 183,140
Aretec Group, Inc. , 10.00% , 08/15/30
(a)
90 95,595
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 97,601
Avis Budget Car Rental LLC , 8.25% ,
01/15/30
(a)
................ 100 100,594
Azorra Finance Ltd. , 7.75% , 04/15/30
(a)
100 103,072
Ball Corp. , 6.00% , 06/15/29 ....... 100 101,438
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(a)
................ 100 100,942
Security
Par (000)
Par (000) Value
United States (continued)
Block, Inc. , 6.50% , 05/15/32 ...... USD 100 $ 100,913
Builders FirstSource, Inc. , 6.75% ,
05/15/35
(a)
................ 100 99,904
Caesars Entertainment, Inc.
(a)
7.00% , 02/15/30 ............ 100 101,235
6.00% , 10/15/32 ............
100
92,001
California Resources Corp. , 7.00% ,
01/15/34
(a)
................ 100 100,816
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 30 29,966
5.00% , 02/01/28 ............ 100 99,179
4.75% , 03/01/30 ............ 200 189,775
4.50% , 06/01/33 ............ 200 174,125
7.38% , 02/01/36 ............ 200 199,169
Celanese US Holdings LLC
7.05% , 11/15/30
(f)
........... 100 105,709
6.75% , 04/15/33 ............ 100 102,596
Chemours Co. (The) , 4.63% , 11/15/29
(a)
100 93,776
Churchill Downs, Inc. , 5.75% ,
04/01/30
(a)
................ 100 98,896
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 6 6,216
Clarios Global LP , 6.75% , 09/15/32
(a)
. 100 100,800
Clarivate Science Holdings Corp. ,
3.88% , 07/01/28
(a)
........... 100 94,372
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 03/15/33
(a)
........... 100 105,900
Cleveland-Cliffs, Inc.
(a)
6.88% , 11/01/29 ............ 100 99,991
7.63% , 01/15/34 ............ 100 97,697
Cloud Software Group, Inc.
(a)
9.00% , 09/30/29 ............ 200 192,935
8.25% , 06/30/32 ............ 100 94,843
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 93,307
CNX Resources Corp. , 7.25% ,
03/01/32
(a)
................ 100 103,046
Cogent Communications Group LLC ,
7.00% , 06/15/27
(a)
........... 100 98,915
Columbus McKinnon Corp. , 7.13% ,
02/01/33
(a)
................ 6 5,997
Community Health Systems, Inc.
(a)
10.88% , 01/15/32 ........... 80 85,829
9.75% , 01/15/34 ............ 200 207,574
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 98,703
CoreWeave, Inc. , 9.00% , 02/01/31
(a)
. 100 95,152
Credit Acceptance Corp. , 9.25% ,
12/15/28
(a)
................ 100 103,618
Crescent Energy Finance LLC
(a)
7.38% , 01/15/33 ............ 100 99,975
8.38% , 01/15/34 ............ 100 104,540
CVR Energy, Inc. , 7.50% , 02/15/31
(a)
. 32 32,239
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ 100 100,699
DaVita, Inc. , 6.88% , 09/01/32
(a)
.... 100 102,443
Delek Logistics Partners LP , 8.63% ,
03/15/29
(a)
................ 100 103,477
DirecTV Financing LLC
(a)
8.88% , 02/01/30 ............ 100 99,777
10.00% , 02/15/31 ........... 200 204,166
Discovery Communications LLC
5.00% , 09/20/37 ............ 100 72,298
6.35% , 06/01/40 ............ 100 73,282
EchoStar Corp. , 10.75% , 11/30/29 .. 200 216,050

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EMRLD Borrower LP , 6.63% ,
12/15/30
(a)
................ USD 100 $ 101,706
Endo Finance Holdings LP , 8.50% ,
04/15/31
(a)
................ 100 104,707
Entegris, Inc. , 4.75% , 04/15/29
(a)
... 100 98,853
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 103,293
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 100 93,405
FirstCash, Inc. , 5.63% , 01/01/30
(a)
.. 100 99,445
Freedom Mortgage Holdings LLC
(a)
9.13% , 05/15/31 ............ 100 101,650
7.88% , 04/01/33 ............ 100 93,757
Frontier Communications Holdings
LLC , 6.00% , 01/15/30
(a)
....... 100 100,598
FTAI Aviation Investors LLC , 7.88% ,
12/01/30
(a)
................ 100 104,420
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 100,101
Genesis Energy LP , 7.88% , 05/15/32 100 102,841
GFL Environmental, Inc. , 6.75% ,
01/15/31
(a)
................ 100 103,483
Goodyear Tire & Rubber Co. (The) ,
5.63% , 04/30/33 ............ 100 87,683
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. 100 99,994
Herc Holdings, Inc. , 7.00% , 06/15/30
(a)
100 102,537
Hilcorp Energy I LP , 6.88% , 05/15/34
(a)
100 97,699
Hilton Domestic Operating Co., Inc.
(a)
3.75% , 05/01/29 ............ 100 95,725
3.63% , 02/15/32 ............ 100 90,867
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(a)
........... 100 94,954
HLF Financing SARL LLC , 4.88% ,
06/01/29
(a)
................ 100 93,574
HUB International Ltd. , 7.25% ,
06/15/30
(a)
................ 100 102,440
Huntsman International LLC , 2.95% ,
06/15/31 ................. 100 82,944
iHeartCommunications, Inc. , 7.75% ,
08/15/30
(a)
................ 100 79,615
Imola Merger Corp. , 4.75% , 05/15/29
(a)
100 97,193
ION Platform Finance US, Inc. , 9.50% ,
05/30/29
(a)
................ 100 94,136
IQVIA, Inc. , 6.25% , 06/01/32
(a)
..... 100 101,549
Iron Mountain, Inc.
(a)
4.88% , 09/15/27 ............ 200 199,614
4.88% , 09/15/29 ............ 100 97,294
ITT Holdings LLC , 6.50% , 08/01/29
(a)
100 97,234
Jane Street Group , 6.75% , 05/01/33
(a)
100 101,457
Jazz Securities DAC , 4.38% ,
01/15/29
(a)
................ 200 195,056
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 94,506
Kinetik Holdings LP , 6.63% , 12/15/28
(a)
100 101,692
Kohl's Corp. , 5.13% , 05/01/31
(f)
.... 100 75,264
LCM Investments Holdings II LLC ,
8.25% , 08/01/31
(a)
........... 100 103,875
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 100 101,832
7.00% , 03/31/34 ............ 100 102,359
LGI Homes, Inc. , 7.00% , 11/15/32
(a)
. 100 92,723
LifePoint Health, Inc. , 9.88% ,
08/15/30
(a)
................ 100 105,751
Lithia Motors, Inc. , 4.38% , 01/15/31
(a)
100 93,982
Live Nation Entertainment, Inc. , 4.75% ,
10/15/27
(a)
................ 100 99,378
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 92,560
Security
Par (000)
Par (000) Value
United States (continued)
Marriott Ownership Resorts, Inc. ,
6.50% , 10/01/33
(a)
........... USD 100 $ 95,084
Match Group Holdings II LLC , 4.63% ,
06/01/28
(a)
................ 100 97,764
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 200 185,834
McGraw-Hill Education, Inc. , 7.38% ,
09/01/31
(a)
................ 100 101,879
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ 200 193,472
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 100,593
Michaels Cos., Inc. (The) , 8.50% ,
03/15/33
(a)
................ 100 97,349
Mohegan Tribal Gaming Authority ,
11.88% , 04/15/31
(a)
.......... 100 104,177
Molina Healthcare, Inc. , 4.38% ,
06/15/28
(a)
................ 100 96,696
NCL Corp. Ltd. , 5.88% , 01/15/31
(a)
.. 100 97,157
NCR Atleos Corp. , 9.50% , 04/01/29
(a)
100 107,044
Neptune Bidco US, Inc. , 9.50% ,
02/15/33
(a)
................ 200 194,048
Newell Brands, Inc. , 6.38% , 05/15/30 100 95,991
Nexstar Media, Inc. , 5.63% , 07/15/27
(a)
100 99,952
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 100 102,959
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 100 103,465
Novelis Corp. , 4.75% , 01/30/30
(a)
... 100 94,250
NRG Energy, Inc.
(a)
5.25% , 06/15/29 ............ 100 99,006
6.25% , 11/01/34 ............ 100 100,797
Oak-Eagle AcquireCo, Inc. , 7.25% ,
07/01/33
(a)
................ 56 58,021
Olympus Water US Holding Corp. ,
6.25% , 10/01/29
(a)
........... 200 189,008
Owens-Brockway Glass Container, Inc. ,
7.25% , 05/15/31
(a)
........... 100 95,760
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ 100 100,336
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... 100 67,000
Park Intermediate Holdings LLC ,
5.88% , 10/01/28
(a)
........... 100 99,519
Park River Holdings, Inc. , 8.75% ,
12/31/30
(a)
................ 100 92,103
PennyMac Financial Services, Inc. ,
7.13% , 11/15/30
(a)
........... 100 99,377
Permian Resources Operating LLC ,
7.00% , 01/15/32
(a)
........... 100 103,550
Perrigo Finance Unlimited Co. , 6.13% ,
09/30/32 ................. 100 91,243
Pilgrim's Pride Corp. , 4.25% , 04/15/31 100 95,522
Post Holdings, Inc.
(a)
4.50% , 09/15/31 ............ 100 92,981
6.38% , 03/01/33 ............ 100 98,514
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(a)
........... 100 97,326
Quikrete Holdings, Inc. , 6.38% ,
03/01/32
(a)
................ 100 101,400
QXO Building Products, Inc. , 6.75% ,
04/30/32
(a)
................ 100 101,999
Rocket Cos., Inc. , 6.13% , 08/01/30
(a)
. 100 100,923
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 94,699

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Rocket Software, Inc. , 9.00% ,
11/28/28
(a)
................ USD 100 $ 99,850
SBA Communications Corp. , 3.88% ,
02/15/27 ................. 100 98,983
Seagate Data Storage Technology Pte.
Ltd. , 8.50% , 07/15/31
(a)
........ 100 104,845
Sensata Technologies, Inc. , 3.75% ,
02/15/31
(a)
................ 100 92,752
Service Corp. International , 3.38% ,
08/15/30 ................. 100 92,262
Service Properties Trust
4.38% , 02/15/30 ............ 100 88,802
8.88% , 06/15/32 ............ 100 99,114
Sirius XM Radio LLC
(a)
5.00% , 08/01/27 ............ 82 81,885
4.13% , 07/01/30 ............ 100 93,633
Six Flags Entertainment Corp.
(a)
7.25% , 05/15/31 ............ 100 96,282
8.63% , 01/15/32 ............ 5 5,008
SM Energy Co. , 7.00% , 08/01/32
(a)
.. 100 102,109
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(a)
........... 100 103,120
Snap, Inc. , 6.88% , 03/01/33
(a)
..... 100 94,427
Stagwell Global LLC , 5.63% , 08/15/29
(a)
100 95,205
Standard Building Solutions, Inc. ,
6.25% , 08/01/33
(a)
........... 100 98,876
Star Parent, Inc. , 9.00% , 10/01/30
(a)
. 100 103,600
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 102,963
Sunoco LP
(a)
7.25% , 05/01/32 ............ 100 103,467
5.88% , 03/15/34 ............ 100 98,895
SV RNO Property Owner 1 LLC ,
5.88% , 03/01/31
(a)
........... 69 68,206
Talen Energy Supply LLC , 8.63% ,
06/01/30
(a)
................ 100 104,908
Tallgrass Energy Partners LP , 6.00% ,
09/01/31
(a)
................ 100 98,682
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 100 99,105
4.38% , 01/15/30 ............ 100 96,858
6.13% , 06/15/30 ............ 100 100,650
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 99,644
TransDigm, Inc.
6.38% , 03/01/29
(a)
........... 300 305,599
4.88% , 05/01/29 ............ 100 98,505
6.88% , 12/15/30
(a)
........... 100 102,465
Transocean International Ltd. , 7.88% ,
10/15/32
(a)
................ 100 106,850
UKG, Inc. , 6.88% , 02/01/31
(a)
...... 100 97,732
United Rentals North America, Inc.
3.88% , 11/15/27 ............ 100 98,545
4.00% , 07/15/30 ............ 100 94,987
United Wholesale Mortgage LLC ,
5.75% , 06/15/27
(a)
........... 100 98,421
Univision Communications, Inc.
(a)
8.50% , 07/31/31 ............ 100 100,488
9.38% , 08/01/32 ............ 100 103,062
US Foods, Inc. , 4.75% , 02/15/29
(a)
.. 100 98,670
USA Compression Partners LP , 7.13% ,
03/15/29
(a)
................ 100 102,318
UWM Holdings LLC , 6.63% , 02/01/30
(a)
100 94,317
Valaris Ltd. , 8.38% , 04/30/30
(a)
..... 100 103,619
Venture Global Calcasieu Pass LLC ,
3.88% , 08/15/29
(a)
........... 100 95,054
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc.
(a)
8.38% , 06/01/31 ............ USD 100 $ 103,997
9.88% , 02/01/32 ............ 200 214,798
Venture Global Plaquemines LNG
LLC
(a)
7.50% , 05/01/33 ............ 100 109,920
7.75% , 05/01/35 ............ 100 112,078
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 14 14,328
Viasat, Inc. , 5.63% , 04/15/27
(a)
..... 100 99,324
Viking Cruises Ltd. , 9.13% , 07/15/31
(a)
100 105,495
Vistra Operations Co. LLC , 7.75% ,
10/15/31
(a)
................ 200 209,496
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... 68 70,231
Voyager Parent LLC , 9.25% , 07/01/32
(a)
100 103,821
Warnermedia Holdings, Inc. , 4.28% ,
03/15/32 ................. 100 88,500
Wayfair LLC , 7.25% , 10/31/29
(a)
.... 100 102,078
WESCO Distribution, Inc. , 6.38% ,
03/15/29
(a)
................ 100 101,791
Whirlpool Corp. , 6.50% , 06/15/33 ... 100 94,743
Windstream Services LLC
(a)
8.25% , 10/01/31 ............ 100 104,516
7.50% , 10/15/33 ............ 100 103,965
WR Grace Holdings LLC , 7.00% ,
08/01/33
(a)
................ 100 97,118
WULF Compute LLC , 7.75% ,
10/15/30
(a)
................ 100 105,668
Wynn Resorts Finance LLC , 6.25% ,
03/15/33
(a)
................ 100 98,960
Xerox Corp. , 10.25% , 10/15/30
(a)
... 100 75,000
XPLR Infrastructure Operating Partners
LP , 8.63% , 03/15/33
(a)
......... 100 105,642
Yum! Brands, Inc. , 4.75% , 01/15/30
(a)
100 98,332
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (b) (g)
.............. 100 99,665
22,128,578
Total Corporate Bonds — 1.5%
(Cost: $ 28,123,868 ) .............................. 26,889,814
Foreign Government Obligations
Australia — 0.7%
Commonwealth of Australia
(d)
0.30% , 11/21/32 ............ AUD 10,780 7,937,695
2.80% , 08/21/35 ............ 3,500 3,219,203
11,156,898
Brazil — 0.6%
Nota Do Tesouro Nacional , 10.00% ,
01/01/35 ................. BRL 66 10,410,203
Mexico — 0.3%
Mex Bonos Desarr Fix Rt , 8.00% ,
04/15/32 ................. MXN 938 4,970,646
Peru — 0.1%
Republic of Peru
(d)
6.85% , 08/12/35 ............ PEN 4,383 1,277,625

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
7.60% , 08/12/39 ............ PEN 3,528 $ 1,049,549
2,327,174
Total Foreign Government Obligations — 1.7%
(Cost: $ 28,983,834 ) .............................. 28,864,921
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(f)
........... USD 2,124 2,120,933
COLT Mortgage Loan Trust, Series
2025-12, Class A1, 4.98%,
01/26/71
(b)
................ 1,100 1,094,616
Cross Mortgage Trust, Series 2025-
H10, Class A1, 4.97%, 01/25/71
(b)
. 854 848,815
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,286 2,281,670
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
.............. 2,724 2,273,933
Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(f)
......... 824 819,008
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,174 1,141,408
New Residential Mortgage Loan Trust,
Series 2025-NQM7, Class A1,
5.01%, 10/26/65
(b)
........... 1,832 1,821,509
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 585 582,805
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%,
07/25/61 ............... 3,366 2,832,483
Series 2025-1, Class A1, 5.10%,
12/25/65 ............... 1,506 1,500,325
Verus Securitization Trust
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(f)
.............. 1,202 1,194,244
Series 2026-1, Class A1, 4.86%,
01/25/71
(b)
.............. 1,100 1,094,545
19,606,294
Commercial Mortgage-Backed Securities — 2 .2%
United States — 2.2%
(a)(b)
ARES Commercial Mortgage Trust
Series 2026-AZURE, Class A, (1-
mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.00%, 03/15/38 1,510 1,510,000
Series 2026-GCP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 02/15/43 ... 647 644,169
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.02%,
08/15/39 ................. 580 580,080
BFLD Commercial Mortgage Trust,
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 11/15/42 ....... 1,354 1,352,311
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 885,228
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... USD 130 $ 122,450
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.36%, 08/15/41 ... 685 685,771
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 05/15/34 ... 1,974 1,974,012
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 05/15/41 ... 1,458 1,457,666
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.81%, 02/15/39 ... 835 837,234
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 11/15/42 ... 1,838 1,838,554
BX Trust
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.16%, 06/15/41 ... 810 804,937
Series 2025-ARIA, Class A, 5.03%,
12/13/42 ............... 1,910 1,920,057
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 12/15/44 ... 1,725 1,719,609
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37 ....... 1,617 1,615,989
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 5.51%, 06/15/41 ....... 870 867,007
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.31%,
08/15/41 ................. 330 327,628
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.07%,
02/15/31 ................. 1,875 1,866,797
DBC Mortgage Trust, Series 2025-
DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.02%, 11/15/42 ............ 2,235 2,233,606
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37 .. 345 348,230
ELM Trust
Series 2024-ELM, Class A10,
5.41%, 06/10/39 .......... 700 701,381
Series 2024-ELM, Class A15,
5.41%, 06/10/39 .......... 700 701,381
FS ORL
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 02/15/41 ... 1,755 1,751,710
Series 2026-ORL, Class C, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 02/15/41 ... 1,210 1,207,731
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 05/15/37 ....... 780 779,513

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.31%, 06/15/41 ....... USD 870 $ 870,000
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.94%, 10/15/36 ............ 330 326,494
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 5.29%, 06/15/39 ....... 830 830,000
LEX Trust, Series 2026-450, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 03/15/43 . 1,047 1,042,419
LQR Trust, Series 2025-CALI, Class A,
(1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 01/15/43 . 689 684,283
MLTI Trust, Series 2026-SF75, Class A,
(1-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 03/15/31 . 1,057 1,051,715
NYC Commercial Mortgage Trust,
Series 2026-1PARK, Class A, (1-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.93%, 02/15/43 ....... 1,120 1,115,450
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.66%, 08/15/29 . 453 453,313
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.04%, 01/15/36 ....... 155 146,088
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.56%, 06/15/39 . 1,000 996,563
UNIV Trust, Series 2025-APTS, Class
A, (1-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.32%,
11/15/42 .................. 1,710 1,703,993
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
4.95%, 07/15/35 ............ 293 294,249
38,247,618
Total Non-Agency Mortgage-Backed Securities — 3.3%
(Cost: $ 57,604,977 ) .............................. 57,853,912
Preferred Securities
Capital Trusts — 0.1%
Canada — 0.0%
(b)
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.39%), 6.88% , 09/15/55 100 101,133
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%),
5.25% , 03/15/82
(a)
........... 100 98,778
TELUS Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.63% , 06/09/56 100 97,476
297,387
Security
Par (000)
Par (000) Value
United Kingdom — 0.0%
Vodafone Group plc , (5-Year
USD Swap Semi + 4.87%),
7.00% , 04/04/79
(b)
........... USD 100 $ 102,855
United States — 0.1%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95% , 07/15/55 100 93,298
CVS Health Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 7.00% , 03/10/55 100 103,059
DENTSPLY SIRONA, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%),
8.38% , 09/12/55 ............ 100 97,653
Edison International , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%),
7.88% , 06/15/54 ............ 100 102,439
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ............ 100 98,798
FMC Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.37%), 8.45% , 11/01/55 90 57,947
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38% , 03/15/55 100 100,642
653,836
Total Preferred Securities — 0.1%
(Cost: $ 1,088,058 ) .............................. 1,054,078
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.9%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5468 , Class WF , (SOFR
30 day Average at 1.10%
Floor and 6.50% Cap +
1.10%), 4.76% , 11/25/54 .. 635 636,414
Series 5478 , Class FD , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/54 .. 386 388,908
Series 5479 , Class FB , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 .. 220 222,154
Series 5482 , Class FB , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% , 12/25/54 .. 720 727,759
Series 5500 , Class DF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 10/25/54 ........ 503 506,560
Series 5508 , Class FE , (SOFR
30 day Average at 1.60%
Floor and 6.50% Cap +
1.60%), 5.26% , 02/25/55 .. 554 560,791
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.01% , 01/25/55 .. 3,979 4,006,519

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5515 , Class FB , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 .. USD 293 $ 295,492
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 .. 2,315 2,334,087
Series 5539 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% , 05/25/55 .. 380 384,567
Series 5543 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 .. 290 293,331
Series 5543 , Class FG , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 .. 295 297,929
Series 5543 , Class FM , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 .. 389 393,167
Series 5563 , Class FA , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% , 08/25/55 ........ 616 620,753
Series 5570 , Class FA , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% , 05/25/55 ........ 423 426,204
Federal National Mortgage Association
Variable Rate Notes
Series 2024-88 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 .. 471 474,428
Series 2024-95 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 .. 115 116,058
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 03/25/55 .. 591 595,020
Series 2025-18 , Class FH ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/54 .. 199 200,434
Series 2025-2 , Class FG , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.11% , 02/25/55 .. 736 742,272
Series 2025-35 , Class FJ ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 05/25/55 .. 459 464,746
Series 2025-42 , Class FA ,
(SOFR 30 day Average at
1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 .. 274 277,126
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-42 , Class FE ,
(SOFR 30 day Average at
1.55% Floor and 6.50% Cap +
1.55%), 5.21% , 06/25/55 .. USD 510 $ 515,876
15,480,595
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.08% , 07/25/50 ........ 2,000 1,987,981
Series 2018-K73 , Class B ,
3.85% , 02/25/51 ........ 1,350 1,327,124
Series 2018-K82 , Class B ,
4.13% , 09/25/28 ........ 2,043 2,012,925
Series 2018-K83 , Class B ,
4.28% , 11/25/51 ........ 2,000 1,977,525
Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28 ........ 696 654,313
Series 2019-K91 , Class B ,
4.26% , 04/25/51 ........ 2,000 1,973,288
Series 2019-K94 , Class B ,
3.96% , 07/25/52 ........ 2,000 1,950,486
Series 2020-K737 , Class B ,
3.33% , 01/25/53 ........ 932 922,884
12,806,526
Mortgage-Backed Securities — 2.5%
Uniform Mortgage-Backed Securities
(h)
3.50% , 04/25/56 - 05/25/56 ... 12,472 11,428,728
5.00% , 04/25/56 .......... 20,235 19,954,272
5.50% , 04/25/56 .......... 11,007 11,057,378
42,440,378
Total U.S. Government Sponsored Agency Securities
—
4 .1%
(Cost: $ 71,299,610 ) .............................. 70,727,499
U.S. Treasury Obligations
U.S. Treasury Bonds , 2.50% , 02/15/46 4,600 3,173,641
U.S. Treasury Inflation Linked Bonds
3.63% , 04/15/28 ............ 18,418 19,363,280
2.50% , 01/15/29 ............ 16,646 17,265,701
3.88% , 04/15/29 ............ 23,902 25,780,334
3.38% , 04/15/32 ............ 8,640 9,531,103
2.13% , 02/15/40 - 02/15/54 ..... 47,722 44,450,342
0.75% , 02/15/42
(i)
........... 25,211 19,414,825
0.63% , 02/15/43 ............ 20,171 14,853,165
1.38% , 02/15/44
(i) (j)
........... 27,011 22,310,044
0.75% , 02/15/45
(j)
........... 30,606 21,977,022
1.00% , 02/15/46 - 02/15/49 ..... 38,106 27,517,571
0.88% , 02/15/47 ............ 19,012 13,479,085
0.25% , 02/15/50 ............ 19,505 11,034,006
0.13% , 02/15/51 - 02/15/52 ..... 90,935 47,425,229
1.50% , 02/15/53 ............ 20,531 15,731,746
2.38% , 02/15/55
(k)
........... 20,919 19,439,000
2.38% , 02/15/56 ............ 10,723 9,956,480
U.S. Treasury Inflation Linked Notes
0.13% , 04/15/27 - 01/15/32 ..... 292,151 277,494,155
0.38% , 07/15/27 ............ 43,396 43,377,334
1.63% , 10/15/27 - 10/15/29 ..... 59,859 60,798,423
1.25% , 04/15/28 ............ 53,098 53,297,007
0.75% , 07/15/28 ............ 40,993 40,867,269
2.38% , 10/15/28 ............ 52,498 54,345,314
0.88% , 01/15/29 ............ 35,214 34,953,455
2.13% , 04/15/29 - 01/15/35
(i)
.... 128,947 131,642,007
0.25% , 07/15/29 ............ 39,038 37,963,212

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63% , 04/15/30
(k)
........... USD 58,871 $ 59,456,674
1.13% , 10/15/30
(k)
........... 58,833 58,304,926
0.63% , 07/15/32 ............ 69,005 65,101,567
1.13% , 01/15/33 ............ 60,729 58,487,425
1.38% , 07/15/33 ............ 59,491 58,149,451
1.75% , 01/15/34 ............ 57,501 57,255,628
1.88% , 07/15/34 - 07/15/35 ..... 136,917 136,862,562
1.88% , 01/15/36
(k)
........... 54,368 53,711,783
U.S. Treasury Notes
1.88% , 02/15/32 ............ 9,150 8,113,834
4.50% , 11/15/33 ............ 6,895 7,037,748
Total U.S. Treasury Obligations — 95.0%
(Cost: $ 1,676,408,143 ) ........................... 1,639,922,348
Total Long-Term Investments — 109 .1%
(Cost: $ 1,923,966,586 ) ........................... 1,884,053,545
Short-Term Securities
Borrowed Bond Agreements — 0.2%
(l)
HSBC Securities (USA), Inc. ,
3.67% , 04/01/26 (Purchased on
03/31/26 to be repurchased at USD
3,091,915 , collateralized by U.S.
Treasury Inflation Linked Notes ,
0.50%, due at 01/15/28 , par and
fair value of USD 3,112,000 and
$ 3,087,252 , respectively) ...... 3,092 3,091,600
Total Borrowed Bond Agreements — 0.2%
(Cost: $ 3,091,600 ) .............................. 3,091,600
Shares
Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.55%
(m) (n)
.... 10,957,529 10,957,529
Total Money Market Funds — 0 .6%
(Cost: $ 10,957,529 ) .............................. 10,957,529
Total Short-Term Securities — 0.8%
(Cost: $ 14,049,129 ) .............................. 14,049,129
Total Options Purchased — 0.0%
(Cost: $ 48,553 ) ................................ 10,641
Total Investments Before Options Written, Borrowed Bonds,
TBA Sale Commitments and Investments Sold Short
— 109.9%
(Cost: $ 1,938,064,268 ) ........................... 1,898,113,315
Total Options Written — (0.0) %
(Premiums Received — $ (645,088) ) .................. (1,060,088)
Security
Par (000)
Pa r (000) Value
Borrowed Bonds
U.S. Treasury Obligations — ( 0 .2 ) %
United States — (0.2)%
U.S. Treasury Inflation Linked Notes ,
0.50% , 01/15/28 ............ USD (3,112) $ (3,087,252)
Total Borrowed Bonds — ( 0 .2 ) %
(Proceeds: $ (3,077,095) ) ..........................
(3,087,252)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(h)
3.50% , 04/25/56 ............ (12,472) (11,432,384)
5.50% , 04/25/56 ............ (5,500) (5,525,333)
Total TBA Sale Commitments — ( 1 .0 ) %
(Proceeds: $ (17,049,746) ) ......................... (16,957,717)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
0.13% , 02/15/52 ............ (47,852) (24,825,179)
U.S. Treasury Inflation Linked Notes
1.63% , 10/15/27 ............ (7,697) (7,815,448)
0.63% , 07/15/32 ............ (10,075) (9,505,112)
Total U.S. Treasury Obligations — ( 2 .4 ) %
(Proceeds: $ (50,313,519) ) .........................
(42,145,739)
Total Investments Sold Short — ( 2 .4 ) %
(Proceeds: $ (50,313,519) ) ......................... (42,145,739)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 106 .3%
(Cost: $ 1,866,978,820 ) ........................... 1,834,862,519
Liabilities in Excess of Other Assets — (6.3) % ............ (108,108,707)
Net Assets — 100.0% .............................. $ 1,726,753,812

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents or includes a TBA transaction.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,862,041 $ 5,095,488
(a)
$ — $ — $ — $ 10,957,529 10,957,529 $ 69,828 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 3 .75% 03/31/26 04/01/26   $ 33,036,244 $ 33,039,685 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 3 .72 03/31/26 04/01/26   12,450,000 12,451,286 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 3 .73 03/31/26 04/01/26   19,676,625 19,678,664 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 3 .75 03/31/26 04/01/26   31,868,100 31,871,420 U.S. Treasury Obligations Overnight
$ 97,030,969 $ 97,041,055

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 58 06/15/26 $ 4,312 $ (43,595)
Australia 3-Year Bond ....................................................... 111 06/15/26 7,938 (42,607)
Canada 10-Year Bond ....................................................... 88 06/19/26 7,592 13,830
Long Gilt ................................................................ 3 06/26/26 349 (7,501)
U.S. Treasury 2-Year Note .................................................... 465 06/30/26 96,473 (50,098)
3-mo. SOFR ............................................................. 7 09/15/26 1,686 (9,010)
90-day Australia Bank Accepted Bills ............................................. 21 12/10/26 14,319 (18,681)
3-mo. CORRA ............................................................ 10 03/16/27 1,748 (3,265)
3-mo. SOFR ............................................................. 139 03/16/27 33,490 (115,125)
3-mo. SOFR ............................................................. 180 06/15/27 43,376 (176,638)
3-mo. SOFR ............................................................. 221 09/14/27 53,291 (124,892)
3-mo. SOFR ............................................................. 57 03/14/28 13,766 (12,953)
(590,535)
Short Contracts
Euro-Buxl ............................................................... 25 06/08/26 3,186 (1,647)
U.S. Treasury 10-Year Note ................................................... 92 06/18/26 10,211 21,582
U.S. Treasury 10-Year Ultra Note ............................................... 342 06/18/26 38,796 508,957
U.S. Treasury Long Bond ..................................................... 47 06/18/26 5,340 183,229
U.S. Treasury Ultra Bond ..................................................... 22 06/18/26 2,559 1,653
U.S. Treasury 5-Year Note .................................................... 3 06/30/26 325 (2,445)
711,329
$ 120,794
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 9,225,000 USD 1,717,493 Deutsche Bank AG 06/17/26 $ 33,372
BRL 4,737,036 USD 888,000 Goldman Sachs International 06/17/26 11,070
MXN 166,102,000 USD 9,103,869 Morgan Stanley & Co. International plc 06/17/26 101,968
USD 8,815,298 AUD 12,490,000 ANZ Banking Group Ltd. 06/17/26 207,546
USD 2,638,717 AUD 3,730,000 Morgan Stanley & Co. International plc 06/17/26 68,107
USD 660,824 EUR 568,000 Natwest Markets plc 06/17/26 1,991
USD 13,279,497 MXN 238,058,000 Barclays Bank plc 06/17/26 85,659
USD 1,762,000 MXN 31,660,912 Deutsche Bank AG 06/17/26 7,264
USD 2,373,000 PEN 8,291,079 Barclays Bank plc 06/17/26 196
USD 1,445,000 MXN 25,924,729 Deutsche Bank AG 06/22/26 8,765
525,938
MXN 74,789,000 USD 4,159,486 State Street Bank and Trust Co. 06/17/26 (14,471)
MXN 32,753,810 USD 1,824,000 Toronto Dominion Bank 06/17/26 (8,692)
USD 3,769,000 BRL 19,962,659 Deutsche Bank AG 06/17/26 (19,826)
USD 13,352,000 BRL 71,657,380 HSBC Bank plc 06/17/26 (248,258)
USD 434,921 CAD 604,942 State Street Bank and Trust Co. 06/17/26 (1,403)
USD 83,008 EUR 72,000 Societe Generale SA 06/17/26 (506)
USD 115,347 EUR 100,000 Toronto Dominion Bank 06/17/26 (645)
USD 1,093,535 GBP 829,420 JPMorgan Chase Bank NA 06/17/26 (4,032)
(297,833)
$ 228,105

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination Citibank NA 06/08/26 3 .00 % USD 38,850 $ 10,641
(a)
Forward settling swaption.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.65 USD 1,937 $ (5,327)
USD Currency ............................. Morgan Stanley & Co. International plc 05/04/26 MXN 18.05 USD 1,948 (27,139)
–
(32,466)
–
Put
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.15 USD 1,937 (20,742)
–
$ (53,208)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination Citibank NA 06/08/26 2 .50 % USD 38,850 $ (3,238)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Deutsche Bank AG 12/16/26 3 .20 USD 3,007 (15,876)
(19,114)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination Citibank NA 06/08/26 3 .50 USD 38,850 (114,145)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual Citibank NA 10/21/26 3 .85 USD 69,790 (265,507)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Deutsche Bank AG 12/16/26 4 .60 USD 1,504 (10,414)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Citibank NA 09/20/27 4 .30 USD 85,095 (331,351)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 12/08/27 4 .00 USD 16,360 (96,328)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 47,430 (170,021)
(987,766)
$ (1,006,880)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 % Quarterly 12/20/30 USD 6,089 $ (330,777) $ (328,111) $ (2,666)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 34,558 $ (95,565) $ — $ (95,565)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 26,520 (46,438) — (46,438)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 34,558 97,774 — 97,774
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 26,520 69,571 2,355 67,216
1-day SOFR At Termination 3.23% At Termination 12/09/26
(a)
12/09/27 USD 19,770 (73,424) 634 (74,058)
6-mo. EURIBOR Semi-Annual 2.98% Annual N/A 03/17/36 EUR 4,401 (33,964) (1,144) (32,820)
3.10% Annual 6-mo. EURIBOR Semi-Annual N/A 03/24/56 EUR 1,525 547 — 547
2.98% Annual 6-mo. EURIBOR Semi-Annual N/A 03/17/66 EUR 1,622 (14,583) 1,228 (15,811)
$ (96,082) $ 3,073 $ (99,155)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.41% At Termination 02/24/27 USD 43,949 $ (345,289) $ — $ (345,289)
U.S. Consumer Price Index
All Items Monthly At Termination 2.42% At Termination 02/26/27 USD 21,975 (170,088) — (170,088)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/11/27 USD 65,924 298,898 — 298,898
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/27 GBP 8,855 (236,437) (718) (235,719)
UK Retail Price Index All
Items Monthly At Termination 3.23% At Termination 07/15/27 GBP 8,855 (230,476) 133 (230,609)
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 5,145 (126,725) — (126,725)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 5,248 (126,540) — (126,540)
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 10,281 (244,548) — (244,548)
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 5,042 (105,247) 34 (105,281)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 8,586 (196,689) — (196,689)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 34,000 (27,535) — (27,535)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 21,800 (16,020) — (16,020)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 29,200 53,952 — 53,952
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 39,000 (67,512) — (67,512)
2.38% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/24/28 USD 43,949 374,378 — 374,378
2.36% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/26/28 USD 21,975 197,051 — 197,051
U.S. Consumer Price Index
All Items Monthly At Termination 2.58% At Termination 03/11/28 USD 32,962 (148,310) — (148,310)
U.S. Consumer Price Index
All Items Monthly At Termination 2.58% At Termination 03/11/28 USD 32,962 (151,440) — (151,440)
4.10% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/28 GBP 7,018 69,184 — 69,184

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.21% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/28 GBP 27,895 $ 197,034 $ (179,272) $ 376,306
2.66% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/31/29 USD 5,871 (889) — (889)
3.34% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 262,678 471 262,207
3.36% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 254,545 1,861 252,684
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,145 135,028 — 135,028
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,248 134,240 — 134,240
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,281 260,227 — 260,227
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,042 111,035 (638) 111,673
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 8,586 229,578 — 229,578
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/12/30 USD 7,070 21,304 — 21,304
UK Retail Price Index All
Items Monthly At Termination 3.86% At Termination 03/15/30 GBP 7,018 (78,084) — (78,084)
UK Retail Price Index All
Items Monthly At Termination 3.99% At Termination 03/15/30 GBP 27,895 (122,971) 254,038 (377,009)
2.58% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/16/30 USD 4,697 (764) — (764)
2.57% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/17/30 USD 4,697 895 — 895
2.61% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/30/30 USD 4,698 (5,000) — (5,000)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,674 13,581 — 13,581
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,429 27,827 — 27,827
3.32% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,060 128,175 1,403 126,772
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,065 121,262 (368) 121,630
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,245 60,438 — 60,438
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,290 60,194 — 60,194
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,486 117,203 — 117,203
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,200 50,428 (480) 50,908
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 3,747 102,826 — 102,826
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 10,950 (37,841) — (37,841)
UK Retail Price Index All
Items Monthly At Termination 3.75% At Termination 03/15/31 GBP 6,490 (45,572) 23,083 (68,655)
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/19/31 USD 3,750 (4,987) — (4,987)
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/23/31 USD 7,500 (39,998) (8,264) (31,734)
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/26/31 USD 3,820 1,264 — 1,264
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/32 USD 8,275 (16,034) — (16,034)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/34 USD 6,388 $ (16,697) $ — $ (16,697)
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/35 GBP 4,060 (135,261) (1,023) (134,238)
UK Retail Price Index All
Items Monthly At Termination 3.21% At Termination 07/15/35 GBP 4,065 (129,457) (1,883) (127,574)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,245 (62,920) — (62,920)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,486 (127,340) — (127,340)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,290 (64,726) — (64,726)
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 2,200 (54,142) 1,187 (55,329)
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 3,747 (114,682) — (114,682)
3.08% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/36 GBP 9,530 491,561 50,451 441,110
3.45% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/36 GBP 6,490 42,840 (21,589) 64,429
2.36% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/27/46 USD 3,105 (2,495) — (2,495)
UK Retail Price Index All
Items Monthly At Termination 3.13% At Termination 01/15/56 GBP 9,530 (469,317) (37,560) (431,757)
$ 95,593 $ 80,866 $ 14,727
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .48

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 58,737,249 $ — $ 58,737,249
Common Stocks
China ............................................... 529 3,195 — 3,724
Corporate Bonds ........................................ — 26,889,814 — 26,889,814
Foreign Government Obligations .............................. — 28,864,921 — 28,864,921
Non-Agency Mortgage-Backed Securities ........................ — 57,853,912 — 57,853,912
Preferred Securities ....................................... — 1,054,078 — 1,054,078
U.S. Government Sponsored Agency Securities .................... — 70,727,499 — 70,727,499
U.S. Treasury Obligations ................................... — 1,639,922,348 — 1,639,922,348
Short-Term Securities
Borrowed Bond Agreements ................................. — 3,091,600 — 3,091,600
Money Market Funds ...................................... 10,957,529 — — 10,957,529
Options Purchased
Interest rate contracts ...................................... — 10,641 — 10,641
Liabilities
Investments
Borrowed Bonds ......................................... — (3,087,252) — (3,087,252)
TBA Sale Commitments .................................... — (16,957,717) — (16,957,717)
Investment Sold Short
U.S. Treasury Obligations ................................... — (42,145,739) — (42,145,739)
$ 10,958,058 $ 1,824,964,549 $ — $ 1,835,922,607
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 525,938 $ — $ 525,938
Interest rate contracts ....................................... 729,251 165,537 — 894,788
Other contracts ........................................... — 3,965,787 — 3,965,787
Liabilities
Credit contracts ........................................... — (2,666) — (2,666)
Foreign currency exchange contracts ............................ — (351,041) — (351,041)
Interest rate contracts ....................................... (608,457) (1,271,572) — (1,880,029)
Other contracts ........................................... — (3,951,060) — (3,951,060)
$ 120,794 $ (919,077) $ — $ (798,283)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Inflation Protected Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $97,041,055 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
MXN Mexican Peso
PEN Peruvian Sol
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBA To-be-announced